Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended
	Nov. 27, 2012	Nov. 30, 2012	Mar. 13, 2012	Sep. 30, 2010	Dec. 31, 2012	Mar. 30, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Weighted-average variable interest rate					1.47%		1.69%
Interest payable semi-annually	2.50%	2.50%	4.95%	3.25%		4.95%
Line of credit facility, maturity date					Nov. 10, 2016
Maturity date	Dec. 01, 2017	Dec. 01, 2017	Apr. 01, 2022	Oct. 01, 2015
Derivative hedge amount					$ 150		$ 450
Credit Agreement [Member]
Line of Credit Facility [Line Items]
Net effective interest rate					2.25%		4.86%
Fair value of outstanding balances					$ 525		$ 497
Minimum [Member]
Line of Credit Facility [Line Items]
Net effective interest rate					2.94%		2.94%
Maximum [Member]
Line of Credit Facility [Line Items]
Net effective interest rate					2.99%		5.19%